Property Plant and Equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	£ 197
Ending Balance	658	£ 197
Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,132	2,293
Additions	20	13
Re-measurement	520
Disposals		(1,181)
Effect of foreign currency exchange differences		7
Ending Balance	1,672	1,132
Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(935)	(1,772)
Charge for the year	79	337
Disposals		1,181
Effect of foreign currency exchange differences		7
Ending Balance	(1,014)	(935)
Right of Use Assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	178
Ending Balance	633	178
Right of Use Assets [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	574	1,338
Re-measurement	520
Disposals		(771)
Effect of foreign currency exchange differences		7
Ending Balance	1,094	574
Right of Use Assets [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(396)	(953)
Charge for the year	65	207
Disposals		771
Effect of foreign currency exchange differences		7
Ending Balance	(461)	(396)
Office and Computer Equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	5
Ending Balance	2	5
Office and Computer Equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	256	349
Additions	0	4
Disposals		(97)
Ending Balance	256	256
Office and Computer Equipment [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(251)	(314)
Charge for the year	3	34
Disposals		97
Ending Balance	(254)	(251)
Fixtures and Fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	14
Ending Balance	23	14
Fixtures and Fittings [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	302	606
Additions	20	9
Disposals		(313)
Ending Balance	322	302
Fixtures and Fittings [member] | Depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(288)	(505)
Charge for the year	11	96
Disposals		313
Ending Balance	£ (299)	£ (288)